Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
AB CORPORATE SHARES
- AB Impact Municipal Income Shares
(ABIMX)
(“the Fund”)
Supplement dated January 10, 2025 to the Prospectus and Summary Prospectus dated August 30, 2024 of the Fund, as amended (the “Prospectuses”).
*  *   *
Effective immediately, the following replaces the “Performance Table” in the “Bar Chart and Performance Information” section for the Fund:
Performance Table
Average Annual Total Returns
(For the periods ended December 31, 2023)

	1 Year	5 Years	Since Inception*
Fund	8.90%	3.14%	2.86%
Return After Taxes on Distributions	8.76%	3.07%	2.78%
Return After Taxes on Distributions and Sales of Fund Shares	6.65%	3.09%	2.85%
Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	6.40%	2.25%	2.01%

*	Inception date: 09/12/2017.
*  *  *  *  *

AB Impact Municipal Income Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
AB CORPORATE SHARES
- AB Impact Municipal Income Shares
(ABIMX)
(“the Fund”)
Supplement dated January 10, 2025 to the Prospectus and Summary Prospectus dated August 30, 2024 of the Fund, as amended (the “Prospectuses”).
*  *   *
Effective immediately, the following replaces the “Performance Table” in the “Bar Chart and Performance Information” section for the Fund:
Performance Table
Average Annual Total Returns
(For the periods ended December 31, 2023)

	1 Year	5 Years	Since Inception*
Fund	8.90%	3.14%	2.86%
Return After Taxes on Distributions	8.76%	3.07%	2.78%
Return After Taxes on Distributions and Sales of Fund Shares	6.65%	3.09%	2.85%
Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	6.40%	2.25%	2.01%

*	Inception date: 09/12/2017.
*  *  *  *  *

Performance Table Heading	rr_PerformanceTableHeading	Performance Table Average Annual Total Returns (For the periods ended December 31, 2023)
AB Impact Municipal Income Shares | AB Impact Municipal Income Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.90%
5 Years	rr_AverageAnnualReturnYear05	3.14%
Since Inception	rr_AverageAnnualReturnSinceInception	2.86%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 12, 2017
AB Impact Municipal Income Shares | Return After Taxes on Distributions | AB Impact Municipal Income Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.76%
5 Years	rr_AverageAnnualReturnYear05	3.07%
Since Inception	rr_AverageAnnualReturnSinceInception	2.78%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 12, 2017
AB Impact Municipal Income Shares | Return After Taxes on Distributions and Sales of Fund Shares | AB Impact Municipal Income Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.65%
5 Years	rr_AverageAnnualReturnYear05	3.09%
Since Inception	rr_AverageAnnualReturnSinceInception	2.85%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 12, 2017
AB Impact Municipal Income Shares | Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.40%
5 Years	rr_AverageAnnualReturnYear05	2.25%
Since Inception	rr_AverageAnnualReturnSinceInception	2.01%	[1]

[1]	Inception date: 09/12/2017.